FINANCIAL AND CAPITAL RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) mo
Statement [Line Items]
Financial And Capital Risk Management 1	10.00%
Financial And Capital Risk Management 2	$ 869,338
Financial And Capital Risk Management 3	15,399,727
Financial And Capital Risk Management 4	$ 33,157,447
Financial And Capital Risk Management 5 | mo	12